June 4, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549-4720

RE:	American Century Government Income Trust
1933 Act File No. 002-99222
1940 Act File No. 811-04363

Ladies and Gentlemen:

Accompanying this letter for filing pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, is the Registrant's report on Form N-CSR, including a copy of the Registrant's Annual Reports to Shareholders dated March 31, 2009.

Should you have any questions or concerns regarding this filing, please contact the undersigned at (816) 340-9079.

Sincerely,

/s/ Stephanie LaSalle
Stephanie LaSalle
Regulatory Filings Specialist - Senior

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com